Investment and Fair Value Measurement	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
INVESTMENT AND FAIR VALUE MEASUREMENT

5. INVESTMENT AND FAIR VALUE MEASUREMENT

Assets Measured at Fair Value on a Recurring Basis

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of June 30, 2022 and December 31, 2021:

June 30, 2022 (unaudited)	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$9,914	$143,991	$-	$153,905
Non-current Assets
Long-term investments
Common stocks	$-	$-	$77,200	$77,200
Total assets at fair value	$9,914	$143,991	$77,200	$231,105

December 31, 2021	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$23,527	$213,088	$-	$236,615
Non-current Assets
Long-term investments
Common stocks	$-	$-	$77,200	$77,200
Total assets at fair value	$23,527	$213,088	$77,200	$313,815

The following is a reconciliation of Level 3 assets measured and recorded at fair value on a recurring basis for the six months ended June 30, 2022 and 2021:

Common Stocks
Balance at January 1, 2022	$77,200
Change in unrealized appreciation	-
Balance at June 30, 2022 (Unaudited)	$77,200
Net change in unrealized appreciation relating to investments still held at June 30, 2022	-

Warrants
Balance at January 1, 2021	$4,289
Change in unrealized depreciation	(4,289)
Balance at June 30, 2021 (Unaudited)	$-
Net change in unrealized depreciation relating to investments still held at June 30, 2021	-

The following table presents the quantitative information about the Group’s Level 3 fair value measurements of investment as of June 30, 2022 and December 31, 2021, which utilized significant unobservable internally-developed inputs:

June 30, 2022 (Unaudited)	Valuation technique	Unobservable input	Range (weighted average)

Common stocks	Recent transactions	Recent transaction price	$0.0001 - $0.01

December 31, 2021	Valuation technique	Unobservable input	Range (weighted average)

Common stocks	Recent transactions	Recent transaction price	$0.0001 - $0.01

Non-marketable investments

The Group’s non-marketable investments are investments in privately held companies without readily determinable fair values. The carrying value of the non-marketable investments are adjusted based on price changes from observable transactions of identical or similar securities of the same issuer (referred to as the measurement alternative) or for impairment if the carrying amount of the non-marketable investments may not be fully recoverable. Any changes in carrying value are recorded within other income (loss), net in the condensed consolidated statements of operations.

The following is a summary of annual upward or downwards adjustments and impairment recorded in other income (loss), net, during the six months ended June 30, 2022 and 2021:

	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
Upward adjustments	$6,108,899	$-
Downward adjustments and impairment	(520,821)	-
Gain on investment in non-marketable security, net	$5,588,078	$-

During the six months ended June 30, 2022 and 2021, the Group did not sell any non-marketable investments. The whole amounts of gain on investment in non-marketable security, net represented the unrealized gains and losses on non-marketable investments held as of June 30, 2022 and 2021.

The following table summarizes the total carrying value of the non-marketable investments held as of June 30, 2022 and December 31, 2021 including cumulative unrealized upward or downward adjustments and impairment made to the initial cost basis of the investments:

	June 30, 2022	December 31, 2021
	(Unaudited)
Initial cost basis	$4,079,707	$4,079,707
Upward adjustments	6,108,899	-
Downward adjustments and impairment	(520,821)	-
Total carrying value at the end of the period	$9,667,785	$4,079,707

The Group did not transfer any non-marketable investments into marketable securities during the six months ended June 30, 2022 and 2021.